INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of reconciliation between the statutory income tax rate and the Company's effective tax rate

	For the Year Ended December 31,
	2011	2012	2013
Statutory income tax rate	8.25%	8.25%	8.25%
Tax differential from statutory rate applicable to RDA Hong Kong	0.05%	(0.15)%	1.62%

Effective income tax rate	8.30%	8.10%	9.87%

Schedule of significant components of deferred tax liabilities
	December 31,
	2012	2013
Property and equipment basis difference	98	169

Total deferred tax liabilities	98	169

Schedule of provision for income taxes
	For the Year Ended December 31,
	2011	2012	2013
Current income tax expense	4,553	4,550	2,987
Deferred income tax expense	118	112	71
	4,671	4,662	3, 058

Summary of activity in the Company's unrecognized tax benefits
Balance as of December 31, 2011	229
Exchange rate difference	1

Balance as of December 31, 2012	230

Exchange rate difference	7

Balance as of December 31, 2013	237

Schedule of aggregated amount and per ordinary share effect of the tax holiday

	For the Year Ended December 31,
	2011	2012	2013
The aggregated dollar effect	(687)	(1,312)	(825)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)